Principal associates - Reconciliation of financial information for principal associates by carrying value (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [Line Items]
Consolidated sales revenue		$ 44,611	$ 43,165	$ 40,522
(Loss)/profit after tax		10,400	6,972	13,925
Other comprehensive income/(loss)		2,584	346	(3,139)
Total comprehensive income/(loss)	[1]	12,984	7,318	10,786
Non-current assets		76,535	70,499
Current assets		20,855	17,303
Non-current liabilities		(33,880)	(31,435)
Net assets/(liabilities)		51,903	45,242
Loans to equity accounted units		112	113
Impairment loss recognised in profit or loss		904	3,487	$ 132
Boyne Smelters Limited
Disclosure of associates [Line Items]
Consolidated sales revenue		0	0
(Loss)/profit after tax		(198)	(7)
Other comprehensive income/(loss)		30	(3)
Total comprehensive income/(loss)		(168)	(10)
Non-current assets		1,037	1,229
Current assets		98	96
Current liabilities		(146)	(114)
Non-current liabilities		(779)	(814)
Net assets/(liabilities)		210	397
Group's ownership interest		125	236
Loans to equity accounted units		112	113
Carrying value of Group's interest		237	$ 349
Impairment loss recognised in profit or loss		$ 200

[1]	Refer to Group statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited’s share capital.